Reconciliation of Income Tax Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2011 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2010 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2012 Research And Human Resource Development KRW	Dec. 31, 2011 Research And Human Resource Development KRW	Dec. 31, 2010 Research And Human Resource Development KRW	Dec. 31, 2010 Penalties KRW
Reconciliation Of Income Taxes [Line Items]
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)		(3,877,000,000)	1,219,000,000	1,999,000,000
Income tax exemption			(5,000,000)	(67,000,000)
Foreign tax credit		(387,000,000)	(393,000,000)	(414,000,000)
Reconciliation of income tax expense (benefit)					4,054,000,000	3,635,000,000	4,430,000,000	(997,000,000)	(356,000,000)	(585,000,000)	133,000,000
Foreign tax differential		(350,000,000)	39,000,000	(234,000,000)
Expense not deductible for tax purpose		923,000,000	672,000,000	233,000,000
Change in statutory tax rate				(14,000,000)
Change in valuation allowances		5,181,000,000	(14,112,000,000)	(1,551,000,000)
Tax effect from consolidation of subsidiaries		(2,424,000,000)
Loss of control in subsidiaries		258,000,000	1,364,000,000
Effect of change in foreign currency exchange rate		266,000,000	(52,000,000)	124,000,000
Others		(63,000,000)	27,000,000	154,000,000
Total income tax expense (benefit)	$ 2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000